Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 17,890	$ 12,997
Short-term bank deposits	4,000	3,000
Marketable securities	15,167	14,871
Accounts receivable:
Trade, net	18,441	14,482
Other	1,632	2,460
Related parties	390	384
Inventories	25,449	28,778
Deferred tax assets	567	274
Total current assets	83,536	77,246
Marketable securities	20,358	24,370
Assets held for employees' severance benefits	1,425	1,543
Deferred tax assets	346	439
Property, plant and equipment ("PPE"), net	2,458	1,479
Intangible assets, net	2,071	180
Goodwill	12,242	0
Total assets	122,436	105,257
Current liabilities
Trade accounts payable	8,216	6,764
Other accounts payable and accrued expenses	5,783	5,134
Contingent consideration	4,728	0
Related parties	20	50
Deferred tax liabilities	259	0
Total current liabilities	19,006	11,948
Long-term liability
Liability for employees' severance benefits	2,414	2,618
Deferred tax liabilities	284	0
Total liabilities	21,704	14,566
Commitments and contingencies
Shareholders' equity
Ordinary shares, ILS 0.01 par value; 10,000,000 shares authorized; 7,154,984 and 7,233,604 issued as at December 31, 2013 and 2014, respectively; 7,140,013 and 7,218,633 outstanding as at December 31, 2013 and 2014, respectively	21	21
Additional paid-in capital	41,245	38,626
Treasury shares (at cost) - 14,971 ordinary shares as at December 31, 2013 and 2014	(38)	(38)
Retained earnings	59,504	52,082
Total shareholders' equity	100,732	90,691
Total liabilities and shareholders' equity	$ 122,436	$ 105,257